Finance Costs, Net - Components of Finance Costs, Net, Include Interest Expense (Income) (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Interest expense:
Debt	$ 40	$ 40	$ 80	$ 80
Derivative financial instruments — hedging activities	0	(1)	(1)	(2)
Other, net	5	5	10	12
Fair value gains on financial instruments:
Fair value losses (gains) on cash flow hedges, transfer from equity	36	(17)	23	(32)
Net foreign exchange (gains) losses on debt	(36)	17	(23)	32
Net interest expense — debt and other	45	44	89	90
Net interest expense — leases	2	2	4	4
Net interest expense — pension and other post-employment benefit plans	2	3	5	7
Interest income	0	0	(1)	(1)
Net interest expense	$ 49	$ 49	$ 97	$ 100